Allowance for Doubtful Account Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 793	$ 457	$ 467
Charged to costs and expenses	594	453	343
Write-offs, net of recoveries	810	117	353
Balance at end of period	$ 577	$ 793	$ 457